Equity Shares - Summary of Equity Shares Issued and Outstanding (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Equity shares of US$ 0.000625 par value each
Beginning balance, Number of shares	47,650,750	41,040,028
Issuance of new shares, Number of shares		6,493,506
Exercise of ESOPs, Number of shares	545,212	117,216
Ending balance, Number of shares	48,195,962	47,650,750
Beginning balance	₨ 2,065	₨ 1,773
Issuance of new shares		287
Exercise of ESOPs	25	5
Ending balance	₨ 2,090	₨ 2,065